Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Domestic Offices [Member]
Maturities of time deposits:
Due in one year or less	¥ 34,047,044
Due after one year through two years	6,233,412
Due after two years through three years	2,844,050
Due after three years through four years	780,820
Due after four years through five years	1,023,960
Due after five years	687,084
Total	45,616,370
Foreign Offices [Member]
Maturities of time deposits:
Due in one year or less	26,948,519
Due after one year through two years	411,797
Due after two years through three years	253,167
Due after three years through four years	124,840
Due after four years through five years	219,350
Due after five years	23,807
Total	¥ 27,981,480